ACCOUNTS RECEIVABLE AND OTHER - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Current derivative financial assets	$ 37	$ 1,338
GGP Inc. (“GGP”) | Option pricing model
Disclosure of financial assets [line items]
Current derivative financial assets		$ 1,254